Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MERIDIAN FUND, INC.®
MERIDIAN GROWTH FUND®
LEGACY CLASS SHARES: MERDX; INSTITUTIONAL CLASS SHARES: MRRGX
MERIDIAN SMALL CAP GROWTH FUND
LEGACY CLASS SHARES: MSGGX; INSTITUTIONAL CLASS SHARES: MSGRX
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 16, 2023
to the Funds’ Prospectus and Summary Prospectus
dated December 30, 2022
Growth Fund
The Average Annual Total Returns Table for the Growth Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN GROWTH FUND Legacy Class Shares (08/01/84)	1 Year	5 Years	10 Years	Life of Class
Return Before Taxes	15.12%	16.50%	14.07%	12.88%
Return After Taxes on Distributions	10.58%	13.72%	10.94%	10.39%
Return After Taxes on Distributions and Sale of Fund Shares1	10.72%	12.45%	10.46%	10.14%
Institutional Class Share (12/24/14) Return Before Taxes	15.16%	16.53%	N/A	13.01%
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)	5.04%	17.65%	15.75%	N/A
1
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

2	Inception date of Legacy Class precedes the inception date of Russell 2500® Growth Index.
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Small Cap Growth Fund
The Average Annual Total Returns Table for the Small Cap Growth Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN SMALL CAP GROWTH FUND Legacy Class Shares (12/16/13)	1 Year	5 Year	Life of Class
Return Before Taxes	7.85%	15.26%	14.03%
Return After Taxes on Distributions	0.52%	12.08%	11.83%
Return After Taxes on Distributions and Sale of Fund Shares1	8.20%	11.39%	10.89%
Institutional Class Shares (12/24/14) Return Before Taxes	7.85%	15.32%	12.62%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	2.83%	14.53%	11.41%
1
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.

MERIDIAN GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MERIDIAN FUND, INC.®
MERIDIAN GROWTH FUND®
LEGACY CLASS SHARES: MERDX; INSTITUTIONAL CLASS SHARES: MRRGX
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 16, 2023
to the Funds’ Prospectus and Summary Prospectus
dated December 30, 2022
Growth Fund
The Average Annual Total Returns Table for the Growth Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN GROWTH FUND Legacy Class Shares (08/01/84)	1 Year	5 Years	10 Years	Life of Class
Return Before Taxes	15.12%	16.50%	14.07%	12.88%
Return After Taxes on Distributions	10.58%	13.72%	10.94%	10.39%
Return After Taxes on Distributions and Sale of Fund Shares1	10.72%	12.45%	10.46%	10.14%
Institutional Class Share (12/24/14) Return Before Taxes	15.16%	16.53%	N/A	13.01%
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)	5.04%	17.65%	15.75%	N/A
1
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

2	Inception date of Legacy Class precedes the inception date of Russell 2500® Growth Index.
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock
2	Inception date of Legacy Class precedes the inception date of Russell 2500® Growth Index.

MERIDIAN GROWTH FUND | Legacy Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.12%
5 Years	rr_AverageAnnualReturnYear05	16.50%
10 Years	rr_AverageAnnualReturnYear10	14.07%
Life of Class	rr_AverageAnnualReturnSinceInception	12.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1984
MERIDIAN GROWTH FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.16%
5 Years	rr_AverageAnnualReturnYear05	16.53%
10 Years	rr_AverageAnnualReturnYear10
Life of Class	rr_AverageAnnualReturnSinceInception	13.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2014
MERIDIAN GROWTH FUND | Return After Taxes on Distributions | Legacy Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.58%
5 Years	rr_AverageAnnualReturnYear05	13.72%
10 Years	rr_AverageAnnualReturnYear10	10.94%
Life of Class	rr_AverageAnnualReturnSinceInception	10.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1984
MERIDIAN GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.72%	[1]
5 Years	rr_AverageAnnualReturnYear05	12.45%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.46%	[1]
Life of Class	rr_AverageAnnualReturnSinceInception	10.14%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1984	[1]
MERIDIAN GROWTH FUND | Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Years	rr_AverageAnnualReturnYear05	17.65%
10 Years	rr_AverageAnnualReturnYear10	15.75%
Life of Class	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1984
Meridian Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MERIDIAN FUND, INC.®
MERIDIAN SMALL CAP GROWTH FUND
LEGACY CLASS SHARES: MSGGX; INSTITUTIONAL CLASS SHARES: MSGRX
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 16, 2023
to the Funds’ Prospectus and Summary Prospectus
dated December 30, 2022
Small Cap Growth Fund
The Average Annual Total Returns Table for the Small Cap Growth Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN SMALL CAP GROWTH FUND Legacy Class Shares (12/16/13)	1 Year	5 Year	Life of Class
Return Before Taxes	7.85%	15.26%	14.03%
Return After Taxes on Distributions	0.52%	12.08%	11.83%
Return After Taxes on Distributions and Sale of Fund Shares1	8.20%	11.39%	10.89%
Institutional Class Shares (12/24/14) Return Before Taxes	7.85%	15.32%	12.62%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	2.83%	14.53%	11.41%
1
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.

Meridian Small Cap Growth Fund | Legacy Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.85%
5 Years	rr_AverageAnnualReturnYear05	15.26%
Life of Class	rr_AverageAnnualReturnSinceInception	14.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Meridian Small Cap Growth Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.85%
5 Years	rr_AverageAnnualReturnYear05	15.32%
Life of Class	rr_AverageAnnualReturnSinceInception	12.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2014
Meridian Small Cap Growth Fund | Return After Taxes on Distributions | Legacy Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.52%
5 Years	rr_AverageAnnualReturnYear05	12.08%
Life of Class	rr_AverageAnnualReturnSinceInception	11.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Meridian Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.20%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.39%	[1]
Life of Class	rr_AverageAnnualReturnSinceInception	10.89%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013	[1]
Meridian Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.83%
5 Years	rr_AverageAnnualReturnYear05	14.53%
Life of Class	rr_AverageAnnualReturnSinceInception	11.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2014

[1]	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.